Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 1,961
Balance at end of year	2,029
Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	1,694	$ 1,525
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	3,508
Additions	592
Disposals	(19)
Adjustments	(20)
Balance at end of year	4,061
Software [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,983)
Amortization and impairment	408
Disposals	8
Adjustments	(16)
Balance at end of year	(2,367)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	100	162
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	619
Adjustments	(44)
Balance at end of year	575
Core deposit intangibles [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(457)
Amortization and impairment	51
Adjustments	(33)
Balance at end of year	(475)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	7	10
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	22
Adjustments	(2)
Balance at end of year	20
Contract based [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(12)
Amortization and impairment	3
Adjustments	(2)
Balance at end of year	(13)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	88	122
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	257
Adjustments	(18)
Balance at end of year	239
Customer relationships [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(135)
Amortization and impairment	25
Adjustments	(9)
Balance at end of year	(151)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	1,889	$ 1,819
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,406
Additions	592
Disposals	(19)
Adjustments	(84)
Balance at end of year	4,895
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,587)
Amortization and impairment	487
Disposals	8
Adjustments	(60)
Balance at end of year	$ (3,006)